CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 11, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	$ (192,287)	$ (26,990)	$ (17,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12	149	141
Accretion of discount on investments, net	0	155	11
Reduction in carrying amount of right-of-use assets	5	91	59
Net unrealized loss on digital assets	10,133	0	0
Other derivative loss	14,731	0	0
Share-based compensation expense	16,294	0	0
Goodwill and intangible asset impairment	140,785	0	0
Non-cash transaction expenses	2,936	2,150	0
Changes in operating assets and liabilities:
Prepaid expenses	(2,928)	(227)	(157)
Other current assets	1,461	(1,589)	(388)
Other non-current assets	0	(723)	0
Compensation and benefits payable	263	(1,018)	932
Accounts payable and other liabilities	(5,360)	9,793	1,342
Net cash used in operating activities	(13,955)	(18,209)	(15,522)
Cash flows from investing activities:
Purchases of digital assets	(675,008)	0	0
Purchases of intangible assets	(75)	(123)	0
Purchases of property and equipment	0	0	(200)
Cash acquired through business combination	400	0	0
Purchases of short-term investments	0	(4,271)	(32,202)
Proceeds from short-term investments	0	20,871	20,738
Net cash provided by (used in) investing activities	(674,683)	16,477	(11,664)
Cash flows from financing activities:
Proceeds from issuance of Class A common stock	525,610	0	0
Proceeds from issuance of pre-funded warrants	283,170	0	0
Proceeds from warrant exercises	13,000	0	0
Payment of issuance costs	(27,996)	0	0
Proceeds from issuance of preferred stock	0	0	28,949
Redemption of preferred stock	0	(500)	(85)
Net cash provided by (used in) financing activities	793,784	(500)	28,864
Net increase (decrease) in cash and cash equivalents	105,146	(2,232)	1,678
Cash and cash equivalents, beginning of period	3,923	6,155	2,086
Cash and cash equivalents, end of period	109,069	3,923	3,764
Non-cash investing and financing activities:
Accrued but unpaid financing transaction costs	1,262	770	0
Class A common stock exchanged for digital assets	8,038	0	0
Class A common stock issued as part of business combination	141,140	0	0
Assets and liabilities resulting from business combination:
Prepaid expenses	27	0	0
Goodwill	140,039	0	0
Intangible assets	746	0	0
Other non-current assets	57	0	0
Accounts payable and other liabilities	$ 129	$ 0	$ 0